Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,021,725	$ 992,830	$ 641,854
Depreciation of plant and equipment	10,318	9,273	23,691
Amortization of operating lease right-of-use assets	138,660	95,936	101,067
Expected credit loss allowance	(9,040)	6,661	4,691
Impairment loss on trade receivables	13,076	153	199
Changes in assets and liabilities:
Accounts receivable	(40,483)	(145,492)	46,373
Deposits and other current assets	(4,764)	(1,443)	(3,628)
Accounts payable and other payables	93,760	356,807	244,338
Deferred tax assets	(1,435)	(88)	(2,386)
Contract liabilities	75,302	28,278	58,867
Amounts due from (to) related parties	386,207	(225,182)	(199,475)
Amount due from beneficial shareholder	10,020	9,108	(48,030)
Operating lease liabilities	(118,814)	(101,201)	(99,901)
Income tax payable	(36,387)	98,911	(25,670)
Net cash generated from operating activities	1,538,145	1,124,551	741,990
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of plant and equipment	(23,203)	(1,330)	(7,666)
Net cash used in investing activities	(23,203)	(1,330)	(7,666)
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred IPO costs	(740,105)	(10,256)
Dividends paid – current year			(51,924)
Dividends paid – prior year		(34,615)
Advance from related parties		1,505,202	522,249
Advance/repayments to related parties	(382,580)	(2,343,111)	(1,603,579)
Net cash used in financing activities	(1,122,685)	(882,780)	(1,133,254)
Net increase/decrease in cash and cash equivalents and restricted cash	392,257	240,441	(398,930)
Effect of foreign currency translation on cash and cash equivalents	20,218	(432)	15,217
Cash and cash equivalents and restricted cash, beginning of year	2,038,444	1,798,435	2,182,148
Cash and cash equivalents and restricted cash, end of year	2,450,919	2,038,444	1,798,435
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease obligations	307,763	55,651	126,270
Unpaid dividends payable offset against balances among related parties (Note 16 (c))		2,181,473	332,692
Offset amount due from a beneficial owner and amounts due to a related party	63,000	187,745
Offset amount due to a related party to trade payables – related parties		260,577
Supplementary cash flow information:
Taxes paid	167,843	38,122	77,053
Interest received	$ 38,494	$ 49,833	$ 37,323